Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Indefinite-Lived Intangible Assets
	As of March 31, 2026
	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net	Weighted Average Remaining Useful Life (in Years)
Amortizing intangible assets
Platforms	$1,517	$528	$989	2.29
Web domains	32	7	25	12.06
Total	$1,549	$535	$1,014

	As of December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net	Weighted Average Remaining Useful Life (in Years)
Amortizing intangible assets
Platforms	$1,218	$419	$799	1.49
Web domains	32	6	26	11.35
Total	$1,250	$425	$825

Schedule of Future Amortization Expense for Amortizing Intangible Assets

The estimated future amortization expense related to intangible assets as of March 31, 2026 is as follows:

For the years ended December 31,	Amount
2026 (remainder)	$381
2027	370
2028	243
2029	2
2030	2
Thereafter	16
Total expected future amortization expense	$1,014